Schedule of Long-Term Debt Instruments (Details) (Parenthetical)		Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Interest rate			12.50%
Two Thousand Twenty Four Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate		4.00%
Two Thousand Twenty Six Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate	[1]	4.00%
Unsecured Convertible Note Due July 2026 [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate	[2]	4.00%
2024 Unsecured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate			4.00%

[1]	Represents the Second Tranche Note (as described in this Note 10)
[2]	Represents the Third Tranche Note (as described in this Note 10)